BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Payables	[1]	$ 119	$ 186
Recievable	[1]
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Payables		95	41
Recievable			$ 58

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $691, $537 and $450 for the years 2017, 2018 and 2019, respectively, as well as payment for the purchasing of a patent in amount of $30 and $12 for the years 2017 and 2018, respectively.